Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Leases
NOTE 9 — LEASES
The Company is a party to two office leases, each of which expire on December 31, 2028. The Company elected to not recognize ROU assets and lease liabilities arising from short-term leases (leases with initial terms of twelve months or less, which are deemed immaterial) on its consolidated balance sheets.
When measuring lease liabilities for leases that were classified as operating leases, the Company discounted lease payments using its estimated incremental borrowing rate at the later of lease inception or January 1, 2020 (the date of adoption). The weighted average incremental borrowing rate applied was 8%.

The following table presents net lease cost and other supplemental lease information:

	For the three months ended March 31,
	2024	2023
Lease cost:
Operating lease cost	$50,423	$50,423
Short-term lease cost	—	—

Net lease cost	$50,423	$52,446

Cash paid for operating lease liabilities	$34,839	$31,413

The estimated future minimum lease payments, excluding

non-lease

components, for the remainder of 2024 and future years are as follows:

Fiscal Year	Operating Leases
2024 (remainder)	$153,698
2025	204,930
2026	204,930
2027	204,930
2028	204,930

Total future minimum annual lease payments	973,418
Less: Imputed interest	(160,416)

Present value of lease liabilities	$813,002

NOTE 9— LEASES
The Company is a party to two office leases which expire on December 31, 2028. As of December 31, 2023, the weighted average remaining term is five years. The Company elected to not recognize ROU assets and lease liabilities arising from short-term leases (leases with initial terms of twelve months or less, which are deemed immaterial) on its balance sheets.
When measuring lease liabilities for leases that were classified as operating leases, the Company discounted lease payments using its estimated incremental borrowing rate at the later of lease inception or January 1, 2020 (the date of adoption). The weighted average incremental borrowing rate applied was 8%.
The following table presents net lease cost and other supplemental lease information:

	December 31,
	2023	2022
Lease cost:
Operating lease cost	$27,675	$201,400
Short term lease cost	—	—

Net lease cost	27,675	2,022

Cash paid for operating lease liabilities	$(109,379)	$(204,930)

As of December 31, 2023, the estimated future minimum lease payments, excluding non-lease
components, are as follows:

Operating
Fiscal Year	Leases
2024	$204,930
2025	204,930
2026	204,930
2027	204,930
2028	204,930

Total future minimum annual lease payments	1,024,650
Less: Imputed interest	(176,799)

Present value of lease liabilities	$847,851